15. Provisions for legal proceedings (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Estimated contingent liabilities for legal proceedings [line items]
Loss on legal proceedings	$ 759	$ 613
Transportadora associada de gas s.a [member]
Estimated contingent liabilities for legal proceedings [line items]
Percentage of sale of interest	90.00%
Agreement [member] | Sete brasil [member]
Estimated contingent liabilities for legal proceedings [line items]
Description of changes in provisions for legal proceedings	(i) use of provision amounting to US$ 172 due to agreements relating to the company Sete Brasil litigations; (ii) use of provision amounting to US$ 74 referring to the agreement approved by the STF in claim for compensation of loss of profit in a lawsuit filed by Sergás and the state of Sergipe; offset mainly by (iii) US$ 80 relating to a provision for lawsuits involving refinery engineering contracts; (iv) US$ 37 relating to a VAT collection action in domestic bunker oil consumption operations for chartered vessels; and (v) US$ 83 in fines for non-compliance with accessory state tax obligation.
Description of judicial deposits	(i) US$ related to the chartering of platforms due to the legal dispute related to the IRRF; (ii) US$ 162 referring to IRPJ and CSLL for not adding the profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; and (iii) US$ 78 deposit as guarantee for a ship seizure operation.
Description of changes in balance of contingent liabilities	(i) US$ 599 of civil matters involving contractual issues; and (ii) a US$ 447 reduction related to differences in ICMS rates on sales of jet fuel, for which the likelihood of losses is now deemed remote.